Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax Examination [Line Items]
Description of income tax	The applicable VAT rate is 13 and 6% for general taxpayers and 3% for small-scale taxpayer.
Description of income tax law	In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income.
Preferential tax rate	15.00%
Preferential tax rate	15.00%
Annual taxable income description	For qualified small and low-profit enterprises, from January 1, 2023 to December 31, 2027, 25% of the first RMB 3 million of the assessable profit before tax is subject to the tax rate of 20%.
Net operating loss carrying forwards	$ 33,015,086
Deferred tax assets valuation allowance	$ 9,722,654	$ 10,693,306
HONG KONG
Income Tax Examination [Line Items]
Rate of income tax, description	From year of assessment of 2019/2020 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to $2,000,000 Hong Kong dollars, and 16.5% on any part of assessable profits over $2,000,000 Hong Kong dollars.
Net operating loss carrying forwards	$ 444,865
CHINA
Income Tax Examination [Line Items]
Statutory income tax rate, percentage	25.00%
Annual taxable income description	For the six months ended June 30, 2025 and 2024, some of the Company’s PRC subsidiaries or the VIE’s subsidiaries are qualified as small and low-profit enterprises as defined, and thus are eligible for the above preferential tax rates for small and low-profit enterprises.
PRC EIT rate	25.00%
Net operating loss carrying forwards	$ 32,570,221
CHINA | Minimum [Member]
Income Tax Examination [Line Items]
Term of net operating loss carried forward	5 years
CHINA | Maximum [Member]
Income Tax Examination [Line Items]
Term of net operating loss carried forward	10 years